SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF FORTH THE SHARE OPTIONS ACTIVITY

The following table sets forth the share options activity for the years ended December 31, 2022, 2023 and 2024:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Years	Value
		US$		US$
Outstanding as of December 31, 2022	2,411,281	0.80	3.99	7,427
Forfeited in 2023	(6,600)	1.24
Outstanding as of December 31, 2023	2,404,681	0.79	2.98	7,671
Granted in 2024	1,965,500	1.92
Forfeited in 2024	(8,800)	1.74
Outstanding as of December 31, 2024	4,361,381	1.30	5.59	6,407
Vested or expected to be vested as of December 31, 2024	4,361,381	1.30	5.59	6,407
Exercisable as of December 31, 2024	3,351,381	1.14	4.27	5,453

SCHEDULE OF FAIR VALUE OF THE OPTIONS GRANTED

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

Year Ended December 31, 2024

Risk-free rate of return (per annum)	4.58%
Volatility	100.09%
Expected dividend yield	0%
Exercise multiple	2.2~2.8
Fair value of underlying ordinary share	2.77
Expected term	10 years

SCHEDULE OF FORTH THE CLASS A RESTRICTED SHARE UNITS ACTIVITY

The following table sets forth the Class A restricted share units activity for the three years ended December 31, 2024:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
		US$
Outstanding as of December 31, 2022	5,299,000	3.96
Outstanding as of December 31, 2023	5,299,000	3.96
Granted in 2024	72,000	2.38
Vested in 2024	(2,645,000)	3.96
Outstanding as of December 31, 2024	2,726,000	3.94

SCHEDULE OF SHARE BASED COMPENSATION OF SHARE OPTIONS AND CLASS A RESTRICTED SHARE UNITS

Total share-based compensation expenses of share options and Class A restricted share units were allocated to the following expense items:

Year Ended December 31,2024
RMB
Cost of revenue	7,711
Selling and marketing expenses	40,445
General and administrative expenses	49,084
Research and development expenses	62,787
Total	160,027